Other Assets - Narratives (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2018 CAD ($)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Other Assets
Impairment charges (reversals)	$ 75	$ 11
PAC Service S.p.A
Other Assets
Cash paid	$ 0	$ 15	$ 15	€ 10	€ 10